AXP(SM) Cash
                                                                     Management
                                                                           Fund
                                                         2000 SEMIANNUAL REPORT

American
  Express(R)
 Funds

(icon of) clock


AXP Cash Management Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.

A Cache for Cash

Keeping a portion of your investment portfolio in a cash reserve is a cornerstone of a sound financial strategy. And a money market mutual fund that stresses stability of your investment principal and easy access when you need it is an excellent way to meet that need. That's what AXP Cash Management Fund is all about.


Contents
From the Chairman                         3
From the Portfolio Manager                3
Fund Facts                                5
Financial Statements                      6
Notes to Financial Statements             9
Investments in Securities                15

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
We are in an extraordinary period for investing in financial assets, with many stocks at their all-time highs. Looking at year 2000, American Express Financial Corporation, the Fund's investment manager, expects the economy to continue to grow and long-term interest rates to rise only slightly. This is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment adviser who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

(picture of) Terry Fettig
Terry Fettig
Portfolio Manager

From the Portfolio Manager AXP Cash Management Fund's yield increased during the first half of the fiscal year -- August 1999 through January 2000 -- reflecting a rise in short-term interest rates. For the six months, the total return for the Fund's Class A shares was 2.58% and the seven-day yield was +5.43%. (The yield more closely reflects the current earnings of the money market fund than does total return.) In keeping with its objective, the Fund maintained a $1 per share price throughout the period.

(An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.)

THE FED RAISES RATES
Despite strong economic growth, higher oil prices and generally rising wages in several business sectors, inflation remained remarkably low over the six months. Nevertheless, the Federal Reserve Board (the Fed), evidently concerned that the potential for a run-up in inflation had risen to an uncomfortable level, chose to increase short-term interest rates three times during the period. (By way of background, the Fed adjusts short-term interest rates based largely on the condition of the economy and the inflation outlook. When the economy appears weak and inflation is low, the Fed usually lowers rates to stimulate economic growth. When the economy is especially strong and inflation threatens to pick up, the Fed usually raises rates to rein in economic growth and thereby keep inflation in check.) The rate increases came in quarter-percentage-point increments, one each in June, August and November.

In response to the Fed's rate hikes, issuers of commercial paper -- the core of the Fund's investment portfolio -- increased the interest rates on their securities. As these new securities were added to the portfolio, the result was a gradual increase in the Fund's yield over the six months. To more readily take advantage of the higher yields that became available, I kept the average maturity of the portfolio relatively short during the period -- 30 to 40 days. That strategy allowed me to add new securities sooner than would have been possible with a longer average maturity.

As the second half of the fiscal year begins, the inflation data have yet to indicate that inflation is clearly on the upswing. But, given the ongoing strength of the economy, I think it's likely that the Fed will decide to push short-term interest rates still higher to guard against a spike in inflation as the year progresses. Therefore, I plan to keep the portfolio's maturity relatively short to take quicker advantage of the higher-yielding securities that may come to market.

Terry Fettig

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2000                                                        $1.00
July 31, 1999                                                        $1.00
Increase                                                             $ --

Distributions -- Aug. 1, 1999 - Jan. 31, 2000
From income                                                          $0.02
From capital gains                                                   $ --
Total distributions                                                  $0.02
Total return*                                                       +2.58%**
7-day yield                                                         +5.43%***

 Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2000                                                        $1.00
July 31, 1999                                                        $1.00
Increase                                                             $ --

Distributions -- Aug. 1, 1999 - Jan. 31, 2000
From income                                                          $0.02
From capital gains                                                   $ --
Total distributions                                                  $0.02
Total return*                                                       +2.19%**
7-day yield                                                         +4.68%***

 Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2000                                                        $1.00
July 31, 1999                                                        $1.00
Increase                                                             $ --

Distributions -- Aug. 1, 1999 - Jan. 31, 2000
From income                                                          $0.02
From capital gains                                                   $ --
Total distributions                                                  $0.02
Total return*                                                       +2.59%**
7-day yield                                                         +5.45%***
  *Returns do not include sales load, the  prospectus  discusses the effect of sales charges, if any, on the various classes.
 **The  total  return  is a  hypothetical  investment  in  the  Fund  with  all distributions  reinvested.
***The yield quotation more closely reflects the current earnings of the money market fund than the total return quotation.

Financial Statements

Statement of assets and liabilities
AXP Cash Management Fund

Jan. 31, 2000 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $5,831,519,225)                                       $5,831,519,225
Cash in bank on demand deposit                                                36,105,748
Accrued interest receivable                                                    3,314,384
                                                                               ---------
Total assets                                                               5,870,939,357
                                                                           -------------
Liabilities
Dividends payable to shareholders                                              8,583,617
Accrued investment management services fee                                       146,361
Accrued distribution fee                                                          16,986
Accrued transfer agency fee                                                      117,339
Accrued administrative services fee                                               11,063
Other accrued expenses                                                           637,117
                                                                                 -------
Total liabilities                                                              9,512,483
                                                                               ---------
Net assets applicable to outstanding capital stock                        $5,861,426,874
                                                                          ==============

Represented by
Capital stock-- $.01 par value (Note 1)                                   $   58,615,000
Additional paid-in capital                                                 5,802,852,721
Excess of distributions over net investment income                                    (1)
Accumulated net realized gain (loss)                                             (40,846)
                                                                                 -------
Total -- representing net assets applicable to outstanding capital stock  $5,861,426,874
                                                                          ==============
Net assets applicable to outstanding shares: Class A                      $5,438,767,436
                                             Class B                      $  274,723,183
                                             Class Y                      $  147,936,255
Net asset value per share of outstanding capital stock:
                                             Class A shares 5,438,714,206 $         1.00
                                             Class B shares   274,799,061 $         1.00
                                             Class Y shares   147,986,730 $         1.00
                                                              ----------- --------------
See accompanying notes to financial statements.

Statement of operations
AXP Cash Management Fund

Six months ended Jan. 31, 2000 (Unaudited)

Investment income
Income:
Interest                                                                   $159,787,100
                                                                           ------------
Expenses (Note 2):
Investment management services fee                                            8,703,692
Distribution fee-- Class B                                                      924,623
Transfer agency fee                                                           5,207,190
Incremental transfer agency fee
   Class A                                                                      444,061
   Class B                                                                       20,603
Administrative services fees and expenses                                       685,728
Compensation of board members                                                    11,715
Custodian fees                                                                  129,500
Printing and postage                                                          1,081,831
Registration fees                                                               435,633
Audit fees                                                                       17,500
Other                                                                             4,920
                                                                                  -----
Total expenses                                                               17,666,996
   Earnings credits on cash balances (Note 2)                                (1,007,715)
                                                                             ----------
Total net expenses                                                           16,659,281
                                                                             ----------
Investment income (loss) -- net                                             143,127,819
                                                                            -----------
Realized and unrealized gain (loss) -- net

Net realized gain (loss) on security transactions (Note 3)                           59
                                                                                     --
Net increase (decrease) in net assets resulting from operations            $143,127,878
                                                                           ------------
See accompanying notes to financial statements.

Statements of changes in net assets
AXP Cash Management Fund
                                                                   Jan. 31, 2000       July 31, 1999
                                                                  Six months ended      Year ended
                                                                     (Unaudited)

Operations and distributions
Investment income (loss)-- net                                      $ 143,127,819  $    218,190,831
Net realized gain (loss) on security transactions                              59           (23,649)
                                                                               --           -------
Net  increase  (decrease)  in net assets  resulting  from  operations 143,127,878       218,167,182
                                                                      -----------       -----------
Distributions to shareholders from:
   Net investment income
      Class A                                                        (134,440,384)    ( 207,307,884)
      Class B                                                          (5,363,529)       (6,033,815)
      Class Y                                                          (3,323,906)       (4,849,592)
                                                                       ----------        ----------
Total distributions                                                  (143,127,819)     (218,191,291)
                                                                     ------------      ------------

Capital share transactions at constant $1 net asset value
Proceeds from sales
   Class A shares                                                   8,797,516,434    15,895,546,321
   Class B shares                                                     287,601,538       357,419,278
   Class Y shares                                                      78,853,942       144,373,795
Reinvestment of distributions at net asset value
   Class A shares                                                     127,803,070       200,256,963
   Class B shares                                                       4,988,577         5,765,017
   Class Y shares                                                       3,123,107         4,610,370
Payments for redemptions
   Class A shares                                                  (8,518,636,090)  (14,989,493,703)
   Class B shares                                                    (209,747,573)     (268,882,804)
   Class Y shares                                                     (58,048,424)      (97,343,660)
                                                                      -----------       -----------
Increase (decrease) in net assets from capital share transactions     513,454,581     1,252,251,577
                                                                      -----------     -------------
Total increase (decrease) in net assets                               513,454,640     1,252,227,468
Net assets at beginning of period                                   5,347,972,234     4,095,744,766
                                                                    -------------     -------------
Net assets at end of period                                        $5,861,426,874   $ 5,347,972,234
                                                                   ==============   ===============

See accompanying notes to financial statements.

Notes to Financial Statements
(Unaudited as to Jan. 31, 2000)

1. SUMMARY OF SIGNIFICANT  ACCOUNTING POLICIES
The Fund is a series of AXP Money Market Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund nvests in money market securities.
AXP Money Market Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund  offers  Class A, Class B and Class Y shares.

o Class A shares have no sales charge.

o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee and incremental transfer agency fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Fund's  significant   accounting  policies  are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES
The Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.36% to 0.25% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.03% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $24
o  Class B $25
o  Class Y $22

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution services.

Sales charges received by the Distributor for distributing Class B shares were $962,753 for the six months ended Jan. 31, 2000.

During the six months ended Jan. 31, 2000, the Fund's custodian and transfer agency fees were reduced by $1,007,715 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS
Cost  of  purchases   and   proceeds   from  sales  of   securities   aggregated
$20,192,393,081 and $19,677,281,471, respectively, for the six months ended Jan. 31, 2000. Realized gains and losses are determined on an identified cost basis.

4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended Jan. 31, 2000.

5. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

AXP Cash Management Fund Fiscal period ended July 31,

Per share income and capital changesa

                                                                   Class A

                                                2000c      1999      1998       1997       1996

Net asset value, beginning of period            $1.00     $1.00     $1.00      $1.00      $1.00

Income from investment operations:

Net investment income (loss)                      .02       .05       .05        .05        .05

Less distributions:

Dividends from net investment income             (.02)     (.05)     (.05)      (.05)      (.05)

Net asset value, end of period                  $1.00     $1.00     $1.00      $1.00      $1.00

Ratios/supplemental data

Net assets, end of period (in millions)        $5,439    $5,032    $3,926     $3,094     $2,335

Ratio of expenses to average daily net assetsb  0.59%d     .57%      .56%       .58%       .63%

Ratio of net investment income (loss)
to average daily net assets                     5.03%d    4.65%     5.15%      4.96%      4.97%

Total returne                                   2.58%     4.71%     5.34%      5.06%      5.12%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances. c Six months ended Jan. 31, 2000 (Unaudited).
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.

Fiscal period ended July 31,
Per share income and capital changesa

                                              Class B                                Class Y

                                   2000c  1999  1998  1997  1996         2000c   1999  1998  1997  1996

Net asset value, beginning
of period                         $1.00  $1.00 $1.00 $1.00 $1.00         $1.00  $1.00  $1.00 $1.00  $1.00

Income from investment operations:

Net investment income (loss)        .02    .04   .04   .04   .04           .02    .05    .05   .05    .05

Less distributions:

Dividends from net
investment income                  (.02)  (.04) (.04) (.04) (.04)         (.02)  (.05)  (.05) (.05)  (.05)

Net asset value, end of period    $1.00  $1.00 $1.00 $1.00 $1.00         $1.00  $1.00  $1.00 $1.00  $1.00

Ratios/supplemental data

Net assets, end of period
(in millions)                      $275   $192   $98  $147  $273          $148   $124    $72   $62    $57

Ratio of expenses to average
daily net assetsb                 1.34%d 1.32% 1.32% 1.34% 1.38%          .57%d  .56%   .56%  .58%   .62%

Ratio of net investment
income (loss) to average
daily net assets                  4.34%d 3.88% 4.38% 4.14% 4.15%         5.07%d 4.64%  5.16% 4.96%  4.97%

Total returne                     2.19%  3.94% 4.53% 4.27% 4.33%         2.59%  4.72%  5.33% 5.06%  5.11%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances. c Six months ended Jan. 31, 2000 (Unaudited).
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.

Investments in Securities

AXP Cash Management Fund
Jan. 31, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Certificates of deposit (12.7%)
Issuer                                     Annualized       Amount           Value(a)
                                          yield on date    payable at
                                           of purchase      maturity

Barclays New York Yankee
   02-24-00                                    5.72%     $30,000,000        $30,000,000
Canadian Imperial Bank Yankee
   03-09-00                                    5.82       29,500,000         29,500,000
   03-10-00                                    5.82       33,400,000         33,400,000
   03-21-00                                    5.80       30,000,000         30,000,000
   03-23-00                                    5.80       30,000,000         30,000,000
   03-23-00                                    5.81       30,000,000         30,000,000
   03-24-00                                    5.78       25,000,000         25,000,000
   03-27-00                                    5.82       30,000,000         30,000,000
   03-30-00                                    5.81       27,000,000         27,000,000
Societe Generale Yankee
   02-03-00                                    5.90       25,000,000         25,000,000
   03-08-00                                    5.78       33,400,000         33,400,000
   03-16-00                                    6.06       30,000,000         30,000,000
   04-04-00                                    5.90       25,000,000         25,000,000
   04-06-00                                    5.88       30,000,000         30,000,000
   04-07-00                                    5.91       30,000,000         30,000,000
   04-10-00                                    5.88       30,000,000         30,000,000
   06-30-00                                    6.00       25,000,000         25,000,000
U.S. Bank Minneapolis
   04-14-00                                    5.15        5,000,000          5,000,000
Westdeutsche Landesbank Yankee
   02-25-00                                    6.03       26,000,000         26,000,000
   03-07-00                                    5.75       30,000,000         30,000,000
   03-22-00                                    6.15       30,000,000         30,000,000
   03-28-00                                    5.81       25,000,000         25,000,000
   03-30-00                                    6.18       25,000,000         25,000,000
   04-11-00                                    5.88       30,000,000         30,000,000
   04-13-00                                    5.90       28,000,000         28,000,000
   04-20-00                                    5.91       25,000,000         25,000,000
   07-12-00                                    6.08       25,000,000         25,000,000

Total certificates of deposit
(Cost:$742,300,000)                                                        $742,300,000

Automotive & related (3.9%)
DaimlerChrysler North America
   03-13-00                                    6.10       30,000,000         29,792,950
   03-15-00                                    6.01       19,900,000         19,758,096
   04-03-00                                    5.55        5,000,000          4,952,639
   04-10-00                                    5.89       20,000,000         19,776,900
Ford Motor Credit
   02-04-00                                    5.57       35,000,000         34,983,754
   03-03-00                                    5.56       33,000,000         32,842,856
   03-07-00                                    5.61       29,100,000         28,942,133
Toyota Motor Credit
   02-01-00                                    6.00        8,400,000          8,400,000
   02-07-00                                    6.05       25,000,000         24,974,833
   03-01-00                                    5.37       22,300,000         22,203,893
Total                                                                       226,628,054

Banks and savings & loans (24.9%)
Abbey Natl North America
   02-16-00                                    5.68       20,900,000         20,850,624
   02-16-00                                    6.04        7,800,000          7,780,435
   04-10-00                                    5.90       11,200,000         11,074,849
   04-10-00                                    5.91       16,950,000         16,760,273
   04-18-00                                    5.91       30,000,000         29,625,267
ABN Amro Canada
   02-03-00                                    5.93       31,500,000         31,489,623
   02-14-00                                    5.94       25,000,000         24,946,465
   04-07-00                                    5.92       29,500,000         29,183,072
   04-12-00                                    5.93       30,000,000         29,653,283
   07-17-00                                    6.13       20,000,000         19,447,416
ANZ (Delaware)
   02-01-00                                    6.00       30,500,000         30,500,000
   02-14-00                                    6.03       25,000,000         24,945,698
   02-22-00                                    5.85       12,500,000         12,457,490
   03-15-00                                    6.01       19,000,000         18,864,514
   04-13-00                                    5.90       30,000,000         29,650,200
   04-18-00                                    5.89       30,000,000         29,626,550

Bank One Canada
   02-08-00                                    5.94       15,000,000         14,982,704
   02-10-00                                    5.95       23,700,000         23,664,806
   02-23-00                                    5.72       28,000,000         27,902,467
   03-07-00                                    5.80       29,500,000         29,334,513
   03-14-00                                    5.83       26,500,000         26,320,993
   03-15-00                                    5.83       25,000,000         24,827,104
   03-20-00                                    5.80       31,000,000         30,761,920
   03-27-00                                    5.80       25,000,000         24,780,382
   03-29-00                                    5.81       25,000,000         24,772,000
   04-19-00                                    5.91       20,600,000         20,339,341
Deutsche Bank Financial
   02-02-00                                    5.96       21,000,000         20,996,523
   02-07-00                                    5.82       13,300,000         13,287,121
   03-22-00                                    5.80       24,000,000         23,808,333
   03-24-00                                    5.80       23,000,000         22,808,972
   03-30-00                                    5.85       24,000,000         23,775,733
   03-31-00                                    5.76       30,000,000         29,719,258
   04-03-00                                    5.76       30,000,000         29,705,500
   04-05-00                                    5.83       30,000,000         29,692,267
   04-05-00                                    5.87       25,000,000         24,741,778
   04-06-00                                    5.87       45,700,000         45,220,594
   04-12-00                                    5.88       28,600,000         28,272,002
Dresdner US Finance
   02-01-00                                    5.94       25,000,000         25,000,000
   03-08-00                                    5.76       25,000,000         24,856,750
   03-09-00                                    5.76       23,500,000         23,361,605
   03-13-00                                    5.76       25,000,000         24,837,139
   03-14-00                                    5.78        9,600,000          9,535,656
   03-20-00                                    5.76       28,800,000         28,580,352
   03-20-00                                    5.79       25,000,000         24,808,333
   03-28-00                                    5.80       24,400,000         24,181,945
   04-11-00                                    5.88       35,000,000         34,604,597
   04-13-00                                    5.88       25,000,000         24,709,250
   04-27-00                                    5.91       23,000,000         22,679,674
First Union Natl Bank
   05-19-00                                    5.35        3,000,000          3,000,000

Natl Australia Finance (Delaware)
   02-01-00                                    5.94       25,500,000         25,500,000
   02-02-00                                    5.95       25,000,000(b)      24,995,868
   02-03-00                                    5.95       10,000,000          9,996,694
   02-03-00                                    5.96       30,600,000         30,589,868
   02-04-00                                    5.94       35,000,000         34,982,674
   02-04-00                                    5.97       29,000,000         28,985,573
   02-07-00                                    5.95       30,000,000         29,970,300
Societe Generale North America
   03-21-00                                    5.78       20,000,000         19,844,017
   03-21-00                                    5.79       15,000,000         14,882,808
   04-20-00                                    5.91       22,100,000         21,817,261
Westpac Capital
   02-02-00                                    6.02       24,400,000         24,395,920
   07-18-00                                    6.08       18,000,000         17,503,560
Total                                                                     1,460,189,914

Broker dealers (17.4%)
Bear Stearns
   02-04-00                                    5.98       10,000,000          9,995,017
   02-07-00                                    5.86       10,000,000          9,990,250
   02-09-00                                    5.87       25,000,000         24,967,444
   02-15-00                                    5.91       24,600,000         24,543,557
   02-15-00                                    5.98       25,000,000         24,941,958
   02-17-00                                    6.04       22,400,000         22,340,068
   02-28-00                                    5.34       10,000,000          9,960,100
   02-28-00                                    5.99       25,000,000         24,888,250
   04-07-00                                    5.54       10,000,000          9,899,533
   04-13-00                                    5.53       13,000,000         12,857,780
   04-17-00                                    5.91       20,000,000         19,753,422
   04-18-00                                    5.88        8,500,000          8,394,371
   04-19-00                                    5.87       25,000,000         24,685,833
   04-21-00                                    5.61       10,000,000          9,876,889
   04-21-00                                    5.94       30,000,000         29,609,333
Goldman Sachs Group
   02-10-00                                    5.99        8,400,000          8,387,442
   02-18-00                                    6.03       25,000,000         24,929,049
   02-22-00                                    6.10       17,100,000         17,039,352
   02-23-00                                    6.17       25,900,000         25,802,659
   02-25-00                                    6.10       25,000,000         24,898,667
   02-29-00                                    6.18       23,800,000         23,686,157
   03-17-00                                    5.79       26,000,000         25,813,125
   03-23-00                                    5.80       27,000,000         26,780,063
   03-28-00                                    5.80       17,300,000         17,145,261
   04-28-00                                    5.91       30,000,000         29,577,325
   09-05-00                                    5.91       10,000,000(c)      10,000,000
Merrill Lynch
   02-04-00                                    5.85       20,000,000         19,990,250
   02-07-00                                    5.86       25,000,000         24,975,625
   02-10-00                                    5.89       25,000,000         24,963,250
   02-11-00                                    5.91       14,900,000         14,875,581
   03-01-00                                    5.73       10,200,000         10,153,165
Morgan Stanley, Dean Witter, Discover & Co
   02-01-00                                    6.02       30,000,000         30,000,000
   02-08-00                                    6.02       28,000,000         27,967,279
   02-10-00                                    5.89       21,000,000         20,969,130
   02-16-00                                    6.12       19,200,000         19,151,200
   03-22-00                                    5.76       28,500,000         28,273,979
   03-28-00                                    5.78        8,400,000          8,325,128
   03-29-00                                    5.79       25,000,000         24,772,792
   04-14-00                                    5.87       25,000,000         24,705,972
   04-25-00                                    5.91       26,000,000         25,646,313
Salomon Smith Barney
   02-03-00                                    5.90       21,300,000         21,293,018
   02-04-00                                    5.83       27,200,000         27,186,785
   02-04-00                                    6.05       25,000,000         24,987,396
   02-07-00                                    5.96       30,600,000         30,569,654
   02-18-00                                    5.94       25,100,000         25,029,832
   02-22-00                                    5.97       25,000,000         24,913,229
   03-02-00                                    5.83       30,000,000         29,855,000
   04-04-00                                    5.88       30,000,000         29,694,450
Total                                                                     1,019,061,933

Communications equipment & services (3.7%)
BellSouth Capital Funding
   02-17-00                                    5.99       35,000,000(b)      34,907,133
   04-05-00                                    5.80       18,800,000(b)      18,608,156
BellSouth Telecommunications
   02-03-00                                    5.53        9,530,000          9,527,072
   02-04-00                                    5.30       20,000,000         19,991,167
   02-09-00                                    6.13       10,000,000          9,986,389
   02-10-00                                    6.09       25,000,000         24,962,000
   02-18-00                                    6.05       25,900,000         25,826,250
   02-22-00                                    6.07       30,000,000         29,894,125
   02-23-00                                    6.06       26,100,000         26,003,662
   02-25-00                                    6.09       19,100,000         19,022,709
Total                                                                       218,728,663

Energy (1.5%)
Chevron Transport
   02-04-00                                    5.87       10,000,000(b)       9,995,108
   04-17-00                                    5.89       25,000,000(b)      24,692,833

Petrofina (Delaware)
   02-14-00                                    6.03       20,000,000         19,956,522
   02-15-00                                    6.11       10,000,000          9,976,278
   03-10-00                                    5.73       25,000,000         24,849,584
Total                                                                        89,470,325

Financial services (10.6%)
AEGON Funding Corp
   04-24-00                                    5.95       25,000,000(b)      24,661,660
Associates Corp North America
   02-08-00                                    6.26       25,000,000         24,969,618
   02-11-00                                    6.03       19,800,000         19,766,890
   04-03-00                                    5.81       25,000,000         24,752,431
Associates First Capital
   02-24-00                                    6.12       29,000,000         28,886,981
   03-27-00                                    5.76       30,000,000         29,738,292
Barclays U.S. Funding
   02-15-00                                    5.63       30,400,000         30,333,559
   02-29-00                                    5.67       10,700,000         10,653,021
BBV Finance (Delaware)
   03-01-00                                    5.83       25,500,000         25,380,858
BMW US Capital
   02-15-00                                    5.63       16,000,000         15,965,031
   02-16-00                                    6.08        9,200,000          9,176,770
   02-22-00                                    6.07       15,000,000         14,947,063
CIT Group Holdings
   02-02-00                                    5.86       25,000,000         24,995,931
   03-01-00                                    5.77       30,700,000         30,558,046
   03-09-00                                    5.76       30,800,000         30,618,613
Corporate Receivables
   03-14-00                                    5.81       25,000,000(b)      24,831,708
Falcon Asset
   04-17-00                                    5.94       24,500,000(b)      24,196,391
GMAC
   02-01-00                                    5.83       27,700,000         27,700,000
   02-09-00                                    5.83       27,000,000         26,965,080
   02-25-00                                    5.67       13,100,000         13,050,657
   02-28-00                                    5.66       16,200,000         16,131,474
   03-14-00                                    6.02       15,100,000         14,994,652
   04-24-00                                    5.90       26,600,000         26,243,072
   04-26-00                                    5.91       27,400,000         27,022,831
   04-28-00                                    5.90       25,000,000         24,648,375

Household Finance
   03-06-00                                    5.75       30,800,000         30,633,611
Sheffield Receivables
   02-11-00                                    5.91       20,000,000(b)      19,967,222
Total                                                                       621,789,837

Food (1.4%)
Cargill
   02-01-00                                    5.83       30,000,000(b)      30,000,000
Cargill Global
   03-10-00                                    5.31       10,000,000(b)       9,944,267
Heinz (HJ)
   02-09-00                                    6.11       25,000,000         24,966,111
   02-10-00                                    6.13       15,900,000         15,875,673
Total                                                                        80,786,051

Health care (0.8%)
Pfizer
   02-11-00                                    6.11       30,000,000(b)      29,949,167
Schering
   02-28-00                                    6.18       19,600,000         19,509,595
Total                                                                        49,458,762

Household products (0.8%)
Procter & Gamble
   02-14-00                                    5.86       14,000,000         13,970,425
   02-29-00                                    6.05       24,900,000         24,783,413
   03-15-00                                    5.77        8,900,000          8,839,087
Total                                                                        47,592,925

Insurance (0.8%)
American General Finance
   02-03-00                                    5.96       25,000,000         24,991,722
   04-12-00                                    5.90       19,300,000         19,078,088
Total                                                                        44,069,810

Metals (1.3%)
Alcoa
   02-17-00                                    5.66       16,700,000         16,658,064
   04-25-00                                    5.90       17,000,000         16,769,140
   04-25-00                                    5.91       25,000,000         24,659,917
   04-26-00                                    5.90       20,000,000         19,725,167
Total                                                                        77,812,288

Miscellaneous (0.7%)
CXC
   03-14-00                                    5.81       25,000,000(b)      24,831,709
USAA Capital
   02-16-00                                    6.07       19,000,000         18,952,104
Total                                                                        43,783,813

Multi-industry conglomerates (4.0%)
Emerson Electric
   02-16-00                                    6.02       17,700,000         17,655,750
GE Capital Intl Funding
   03-31-00                                    5.80       25,000,000(b)      24,764,410
   04-11-00                                    5.92       30,000,000(b)      29,658,750
   04-27-00                                    5.91       25,000,000(b)      24,651,819
General Electric Capital
   02-15-00                                    5.51       16,700,000         16,664,281
   02-15-00                                    6.19       25,000,000         24,939,917
   03-17-00                                    5.78       32,000,000         31,770,400
General Electric Capital Intl
   02-08-00                                    5.95       27,000,000(b)      26,968,815
   02-17-00                                    5.89       20,000,000(b)      19,947,822
   02-17-00                                    6.14       16,500,000(b)      16,455,120
Total                                                                       233,477,084

Retail (0.1%)
Wal-Mart Stores
   02-28-00                                    5.67        5,300,000(b)       5,277,541

Utilities -- electric (5.8%)
Duke Energy
   02-18-00                                    6.12       26,600,000         26,523,377
   02-22-00                                    6.07       25,000,000         24,911,771
Natl Rural Utilities
   02-23-00                                    5.82       30,000,000         29,893,667
   03-08-00                                    6.09       21,000,000         20,872,950
   03-13-00                                    5.80       16,600,000         16,491,104
   03-23-00                                    6.01       17,700,000         17,550,553
   03-24-00                                    5.97       12,800,000         12,690,546
   03-27-00                                    6.05       22,000,000         21,798,669
   03-28-00                                    6.07       30,000,000         29,719,533
   03-29-00                                    5.80       22,600,000         22,394,246
   03-29-00                                    6.06       30,000,000         29,715,000
   04-04-00                                    5.84       25,000,000         24,747,125
Northern States Power
   03-21-00                                    6.02       20,700,000         20,531,795
UBS Finance (Delaware)
   03-06-00                                    5.75       30,000,000         29,837,933
   03-10-00                                    5.75       15,100,000         15,008,830
Total                                                                       342,687,099

Utilities -- gas (1.0%)
Gateway Fuel
   02-02-00                                    5.83       28,745,000         28,740,345
   02-24-00                                    6.12       30,825,000         30,704,868
Total                                                                        59,445,213

Utilities -- telephone (3.0%)
AT&T
   03-16-00                                    5.74       32,000,000         31,777,066
   03-17-00                                    5.79       30,000,000         29,784,375
   03-20-00                                    5.75       13,900,000         13,794,175
Bell Atlantic Finance Services
   03-13-00                                    5.75        4,000,000          3,973,988
Bell Atlantic Network Funding
   02-07-00                                    6.21       25,000,000         24,974,167
   03-06-00                                    5.83       15,300,000         15,216,190
   03-13-00                                    5.77        3,000,000          2,980,423
GTE Funding
   02-15-00                                    6.01       11,400,000         11,373,400
   02-24-00                                    6.00       14,200,000         14,145,748
   02-29-00                                    5.70        3,200,000          3,185,888
   03-06-00                                    6.00       20,000,000         19,887,233
SBC Communications Capital
   02-08-00                                    5.84        4,200,000          4,195,239
Total                                                                       175,287,892

Total commercial paper
(Cost: $4,795,547,204)                                                   $4,795,547,204

Bank of America-
AES Hawaii
   02-16-00                                    5.86       24,000,000         23,941,500
   03-02-00                                    5.94       20,000,000         19,901,500
   03-03-00                                    5.83       21,600,000         21,492,120
   03-03-00                                    6.04       20,000,000         19,896,494
   03-24-00                                    5.79       29,500,000         29,255,412
   04-14-00                                    5.89       39,300,000         38,836,195
   04-19-00                                    5.89       20,000,000         19,747,800
Bank of New York-
River Fuel Trust
   02-29-00                                    5.78       13,642,000(b)      13,580,990
Toronto Dominion Bank-
Presbyterian Healthcare Services
   02-09-00                                    5.99       10,000,000          9,986,711
   03-08-00                                    5.77       20,000,000         19,885,200
Union Bank Switzerland-
River Fuel Trust
   03-02-00                                    5.78       10,780,000(b)      10,728,346
   03-02-00                                    5.80       16,531,000(b)      16,451,513
   04-03-00                                    5.89       15,715,000(b)      15,557,213
   04-05-00                                    5.93       14,563,000(b)      14,411,027

Total letters of credit
(Cost: $273,672,021)                                                       $273,672,021

See accompanying notes to investments in securities.

Repurchase agreements (0.3%)
Issuer                                                 Rate            Shares              Value(a)

Morgan Guaranty
   dated 01-31-00, matures 02-01-00, repurchase price
   $10,001,572 (collateralized by U.S. Treasury STRIPS:
   total market value $10,199,970)                     5.66%         $10,000,000          $10,000,000

State Street
   dated 01-31-00, matures 02-01-00, repurchase price
   $10,001,583 (collateralized by U.S. Treasury STRIPS:
   total market value $10,201,750                      5.70           10,000,000          10,000,000

Total repurchase agreements
(Cost: $20,000,000)                                                                      $20,000,000

Total investments in securities
(Cost: $5,831,519,225)(d)                                                             $5,831,519,225



 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
This security has been determined to be liquid under guidelines established by the board.

(c) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2000.

(d) Also represents the cost of securities for federal income tax purposes at Jan. 31, 2000.

American
  Express
Funds

AXP Cash Management Fund
200 AXP Financial Center
Minneapolis, MN 55474

TICKER SYMBOL
Class A:IDSXX         Class B:N/A           ClassY:IDYXX

                         PRSRT STD AUTO
                          U.S. POSTAGE
                             PAID
                          SPENCER, IA
                         PERMIT NO. 85
S-6322 N (3/00)

Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is
not  a   broker-dealer.